Earnings/(losses) Per Share (Weighted Average Number of Ordinary Shares) (Details) - shares shares in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Basic earnings per share [abstract]
Issued ordinary shares at 1 January	10,823,814	10,823,814	10,823,814
Effect of shares repurchased	(4,192)	0	0
Weighted average number of ordinary shares at 31 December	10,819,622	10,823,814	10,823,814